VY® Invesco Global Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Brazil: 0.2%
244,101	(1)	StoneCo Ltd.	$2,326,283	0.2

		China: 5.4%
871,473		JD.com, Inc. ADR	43,835,092	4.5
321,600	(1),(2)	Meituan Class B	6,758,893	0.7
77,900		Tencent Holdings Ltd.	2,631,175	0.2
			53,225,160	5.4

		Denmark: 3.0%
297,474		Novo Nordisk A/S	29,633,707	3.0

		France: 9.2%
115,482		Dassault Systemes SE	3,987,009	0.4
23,290		EssilorLuxottica SA	3,165,631	0.3
62,697		Kering SA	27,809,069	2.8
94,382		LVMH Moet Hennessy Louis Vuitton SE	55,645,036	5.7
			90,606,745	9.2

		Germany: 1.4%
164,008		SAP SE	13,365,808	1.4

		India: 6.1%
8,439,122		DLF Ltd.	36,644,174	3.7
1,095,920		ICICI Bank Ltd. ADR	22,981,443	2.4
			59,625,617	6.1

		Italy: 0.5%
100,129		Brunello Cucinelli SpA	4,842,334	0.5

		Japan: 8.5%
16,900		Fanuc Ltd.	2,373,002	0.2
85,004		Keyence Corp.	28,098,968	2.9
560,800		Murata Manufacturing Co., Ltd.	25,812,042	2.6
164,000	(3)	Nidec Corp.	9,180,089	0.9
96,800		Omron Corp.	4,435,111	0.5
438,700		TDK Corp.	13,542,829	1.4
			83,442,041	8.5

		Netherlands: 4.5%
417,199		Airbus SE	35,962,574	3.6
21,044		ASML Holding NV	8,718,056	0.9
			44,680,630	4.5

		Spain: 0.3%
65,226	(1)	Amadeus IT Group SA	3,024,038	0.3

		Sweden: 3.5%
829,091		Assa Abloy AB	15,533,897	1.6
2,071,663		Atlas Copco AB - A Shares	19,254,776	1.9
			34,788,673	3.5

		Switzerland: 0.8%
15,872		Lonza Group AG	7,727,938	0.8

		United Kingdom: 0.4%
475,624	(1)	Farfetch Ltd. - Class A	3,543,399	0.4

		United States: 55.4%
97,501	(1)	Adobe, Inc.	26,832,275	2.7
140,469		Agilent Technologies, Inc.	17,074,007	1.7
1,224,460	(1)	Alphabet, Inc. - Class A	117,119,599	11.9
95,037	(1)	Amazon.com, Inc.	10,739,181	1.1
339,912		Analog Devices, Inc.	47,363,338	4.8
534,996	(1)	Avantor, Inc.	10,485,922	1.1
71,935	(1)	Boston Scientific Corp.	2,786,042	0.3
24,410	(1)	Charles River Laboratories International, Inc.	4,803,888	0.5
6,455	(1)	Charter Communications, Inc.	1,958,124	0.2
22,875		Danaher Corp.	5,908,384	0.6
27,844	(1)	Datadog, Inc.	2,471,990	0.3
129,909		Dun & Bradstreet Holdings, Inc.	1,609,572	0.2
18,548		Ecolab, Inc.	2,678,702	0.3
114,606		Equifax, Inc.	19,646,907	2.0
62,012		Fidelity National Information Services, Inc.	4,686,247	0.5
8,265	(1)	Idexx Laboratories, Inc.	2,692,737	0.3
38,588	(1)	Illumina, Inc.	7,362,204	0.7
141,613		Intuit, Inc.	54,849,547	5.6
34,047	(1)	Intuitive Surgical, Inc.	6,381,770	0.6
49,590	(1)	IQVIA Holdings, Inc.	8,982,733	0.9
2,654		Lam Research Corp.	971,364	0.1
37,401		Marriott International, Inc.	5,241,376	0.5
313,032		Marvell Technology, Inc.	13,432,203	1.4
265,545	(1)	Meta Platforms, Inc.	36,029,146	3.7
63,353		Microsoft Corp.	14,754,914	1.5
33,041		Nvidia Corp.	4,010,847	0.4
44,143	(1)	Omnicell, Inc.	3,841,765	0.4
145,497	(1),(3)	Phathom Pharmaceuticals, Inc.	1,612,107	0.2
252,450	(1)	Qualtrics International, Inc.	2,569,941	0.3
167,745		S&P Global, Inc.	51,220,936	5.2
67,913	(1)	Splunk, Inc.	5,107,058	0.5
171,664		United Parcel Service, Inc. - Class B	27,730,602	2.8
3,735	(1)	Veracyte, Inc.	62,001	0.0
105,401		Visa, Inc. - Class A	18,724,488	1.9
21,913	(1)	Walt Disney Co.	2,067,053	0.2
			543,808,970	55.4

	Total Common Stock
	(Cost $599,066,258)		974,641,343	99.2

VY® Invesco Global Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.9%
	Repurchase Agreements: 1.1%
2,485,200	(4) Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $2,485,823, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,534,904, due 11/01/22-08/20/72)	$2,485,200	0.2
2,485,225	(4) Jefferies LLC, Repurchase Agreement dated 09/30/22, 3.08%, due 10/03/22 (Repurchase Amount $2,485,854, collateralized by various U.S. Government Agency Obligations, 0.000%-6.625%, Market Value plus accrued interest $2,534,932, due 12/15/22-11/15/30)	2,485,225	0.2
735,946	(4) JPMorgan Securities LLC, Repurchase Agreement dated 09/30/22, 2.97%, due 10/03/22 (Repurchase Amount $736,126, collateralized by various U.S. Government Securities, 0.250%-3.875%, Market Value plus accrued interest $750,665, due 09/30/23-09/30/29)	735,946	0.1
2,485,225	(4) MUFG Securities America Inc., Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $2,485,848, collateralized by various U.S. Government Agency Obligations, 2.000%-5.000%, Market Value plus accrued interest $2,534,929, due 09/01/28-09/01/52)	2,485,225	0.3
2,485,225	(4) RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $2,485,846, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $2,534,930, due 08/15/25-08/20/52)	2,485,225	0.3

	Total Repurchase Agreements
	(Cost $10,676,821)	10,676,821	1.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
7,597,269	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.760%
	(Cost $7,597,269)	7,597,269	0.8

	Total Short-Term Investments
	(Cost $18,274,090)	18,274,090	1.9

	Total Investments in Securities (Cost $617,340,348)	$992,915,433	101.1
	Liabilities in Excess of Other Assets	(10,884,303)	(1.1)
	Net Assets	$982,031,130	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of September 30, 2022.

VY® Invesco Global Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Information Technology	30.4%
Communication Services	16.3
Consumer Discretionary	16.1%
Industrials	13.4
Health Care	11.5
Financials	7.5
Real Estate	3.7
Materials	0.3
Short-Term Investments	1.9
Liabilities in Excess of Other Assets	(1.1)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Common Stock
Brazil	$2,326,283	$–	$–	$2,326,283
China	43,835,092	9,390,068	–	53,225,160
Denmark	–	29,633,707	–	29,633,707
France	–	90,606,745	–	90,606,745
Germany	–	13,365,808	–	13,365,808
India	22,981,443	36,644,174	–	59,625,617
Italy	–	4,842,334	–	4,842,334
Japan	–	83,442,041	–	83,442,041
Netherlands	–	44,680,630	–	44,680,630
Spain	–	3,024,038	–	3,024,038
Sweden	–	34,788,673	–	34,788,673
Switzerland	–	7,727,938	–	7,727,938
United Kingdom	3,543,399	–	–	3,543,399
United States	543,808,970	–	–	543,808,970
Total Common Stock	616,495,187	358,146,156	–	974,641,343
Short-Term Investments	7,597,269	10,676,821	–	18,274,090
Total Investments, at fair value	$624,092,456	$368,822,977	$–	$992,915,433

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $622,647,925.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$446,411,842
Gross Unrealized Depreciation	(76,510,411)

Net Unrealized Appreciation	$369,901,431